Related Party Balances and Transactions - Schedule of Related Parties’ Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	$ 10,702,814	$ 8,926,859
Payable to customer	691,558	41,634,975
Derivative products transaction	15,894,755	(3,679,409)	$ (11,919,338)
Northstar [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		2,934,976
Payable to customer	10,483	3,548
Other payables	40	1,000,040
Mrs. Wang [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	10,602,787	4,330,653
Payable to customer	671,405	3,032,712
Mr. Ming Ni [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	87,270	1,283,860
Payable to customer	8,807	28,806
Mr. Fan Peng Yuan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	12,757
Payable to customer	787
Folius Venture LLC [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		377,370
Payable to customer	76	962,689
LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Transactions [Line Items]
Payable to customer		37,607,220
Polaris Investment Management PTE Limited [Member]
Schedule of Related Parties’ Transactions [Line Items]
Other payables	460,075
Derivative products entered with Northstar [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	88,965,528	139,393,093
Derivative products expired to Northstar [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(88,965,528)	(154,095,287)
Derivative products entered with Mrs. Wang [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	31,714,755	20,234,318
Derivative products expired to Mrs. Wang [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(22,167,525)	(19,313,245)
Derivative products entered with Mr. Ni Ming [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	2,631,497	1,381,552
Derivative products expired to Mr. Ni Ming [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(2,541,024)	(119,535)
Derivative products entered with Mr. Fan Peng Yuan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	13,000
Derivative products expired to Mr. Fan Peng Yuan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(288)
Derivative products entered with LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction		29,811,264
Derivative products expired to LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction		(34.575494)
Derivative products entered with Folius Venture LLC [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	1,029,928	29,811,264
Derivative products expired to Folius Venture LLC [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	$ (1,029,928)	$ (34,575,494)